Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Adjustments Resulting From Foreign Currency Translations
Amounts charged or credited to the statement of operations for the years ended December 31, 2016, December 31, 2015 and December 31, 2014 were as follows:

	Year ended December 31,
	(in thousands)
	2016	2015	2014
Amounts charged/(credited)	$2,094	$(3,608)	$(5,942)

Estimated Useful Lives of Assets
Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
There is no difference in net income used for basic and diluted net income per ordinary share. The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2016	2015	2014
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,248,900	58,746,935	61,496,115
Effect of dilutive share options outstanding	1,158,236	1,543,098	1,635,302
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,407,136	60,290,033	63,131,417